Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund
TOUCHSTONE LARGE CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Growth Fund (the “Fund”) seeks long-term growth of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 54 and in the Fund's Statement of Additional Information (“SAI”) on page 55.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Large Cap Growth Fund		Class A		Class B	Class C		Class Y
Management Fees		0.71%		0.71%	0.71%		0.71%
Distribution and Service (12b-1) Fees		0.25%		0.34%	1.00%		none
Other Expenses		0.33%		0.74%	0.33%		0.34%
Total Annual Fund Operating Expenses		1.29%		1.79%	2.04%		1.05%
Fee Waiver or Expense Reimbursement	[1]	(0.04%)	[2]	none	(0.04%)	[2]	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement		1.25%	[2]	1.79%	2.00%	[2]	0.99%	[2]
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.25%, 2.00%, 2.00%, and 0.99% of average daily net assets for Classes A, B, C, and Y shares, respectively. This expense limitation is effective through July 29, 2015, but the Board of Trustees of the Trust (the “Board”) can terminate the agreement if it deems the termination to be beneficial to the Fund. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement. See the discussion entitled “Expense Limitation Agreement” under the section entitled “The Advisor” in the Fund's SAI for more information.
[2]	The Fund restated expenses after fee waiver to reflect a change in its contractual fee waiver that occurred after the Fund's Annual Report for the fiscal year ended March 31, 2014.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual expense limits). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Expense Example, with Redemption, 1 Year	695	682	303	101
Expense Example, with Redemption, 3 Years	957	863	636	328
Expense Example, with Redemption, 5 Years	1,238	1,070	1,095	574
Expense Example, with Redemption, 10 Years	2,039	1,974	2,366	1,277

Assuming No Redemption
Expense Example, No Redemption Touchstone Large Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	182	203
Expense Example, No Redemption, 3 Years	563	636
Expense Example, No Redemption, 5 Years	970	1,095
Expense Example, No Redemption, 10 Years	1,974	2,366

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

The Fund's Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large-cap U.S. companies. A large cap company is defined as a company that has a market capitalization found within the Russell 1000® Index (between $520 million and $567 billion at the time of its most recent reconstitution on June 27, 2014) at the time of purchase. The size of the companies in the Russell 1000® Index will change with market conditions.

The sub-advisor, Navellier & Associates, Inc. (“Navellier” or “Sub-Advisor”), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier's proprietary investment process is a disciplined quantitative, objective, “bottom-up” process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a “reward-risk ratio” for each potential investment. The reward-risk ratio is designed to identify stocks with above average potential returns that are adjusted for risk.  In the second step, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward-risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price-earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter, Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary. This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund no longer meets the requirements of each step of Navellier's investment process, then Navellier will re-evaluate the security and, if necessary, replace it.

The Fund is non-diversified; it may invest a significant percentage of its assets in the securities of one issuer and focus on a particular market sector. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund may also engage in frequent and active trading as part of its principal investment strategy.

The Fund's Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

•                  Large-Cap Risk: The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Growth Investing Risk: Growth-oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 1000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Large Cap Growth Fund - Class A shares Total Return as of December 31

Best Quarter: 3rd Quarter 2009 14.98% Worst Quarter: 4th Quarter 2008 (23.90)% The year-to-date return for the Fund's Class A shares as of June 30, 2014 is 5.67%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

Class A shares began operations on December 19, 1997. Classes B and C shares began operations on October 4, 2003. Class Y shares began operations on November 10, 2004. Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to November 10, 2004. Annual returns would differ only to the extent that classes have different expenses.

Average Annual Total Returns For the period ended December 31, 2013
Average Annual Total Returns Touchstone Large Cap Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	22.48%	15.38%	7.05%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	19.86%	14.86%	6.80%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	14.64%	12.40%	5.70%
Class B	Class B Return Before Taxes	24.22%	16.06%	7.20%
Class C	Class C Return Before Taxes	27.99%	15.87%	6.96%
Class Y	Class Y Return Before Taxes	30.27%	17.06%	7.92%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	33.48%	20.39%	7.83%